EQUITY	12 Months Ended
Dec. 31, 2022
EQUITY
EQUITY

25.	EQUITY

(a)	Issued capital

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Authorized:
10,000,000 preferred shares, no par value	—	—	—
200,000,000 common shares, no par value	—	—	—

Common shares issued and fully paid:
December 31, 2022: 40,948,082* (December 31, 2021: 40,948,082) common shares, no par value	450,782	450,782	65,351

*	The numbers of common shares above are before giving effect to the Share Combination which became effective on April 3, 2023. Refer to Note 31 for further details.

(b)	Other capital reserves

	Other capital reserves
	CNY	US$

As of January 1, 2021	787,987	114,236

Deemed distribution to the controlling shareholder	(75,651)	(10,967)
Equity-settled share-based payment	2,311	335
Others	4,463	647

As of December 31, 2021	719,110	104,251

As of January 1, 2022	719,110	104,251

Equity inventive share-based payment (Note 27)	16,209	2,342

As of December 31, 2022	735,319	106,600

Other capital reserves of the Company are mainly for equity-settled share-based compensation, the exercise of stock options, the exercise of warrants, the business combination and the deemed contribution from the Shareholder and related companies.

(c)	Dividend restrictions and reserves

Due to the Group's structure, the payment of dividends is subject to numerous controls imposed under PRC law, including foreign exchange control on the conversion of the local currency into U.S. dollars and other currencies.

In accordance with the relevant PRC regulations, appropriations of net income as reflected in its PRC statutory financial statements are to be allocated to each of the general reserve and enterprise expansion reserve, respectively, as determined by the resolution of the Board of Directors annually.